SCHEDULE OF OPTION OUTSTANDING AND EXERCISABLE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Range of exercise price, outstanding	1.61
Number of options outstanding	737,915	1,120,000	1,940,000
Weighted average exercise price, outstanding	$ 1.61	$ 1.56	$ 1.6
Weighted average remaining contractual term, outstanding	6 years 7 months 6 days
Range of exercise price, exercisable	1.61
Number of options outstanding, exercisable	504,585	704,997
Weighted average exercise price, exercisable	$ 1.61	$ 1.56
Weighted average remaining contractual term, exercisable	6 years 7 months 17 days